Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 483,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-273939
Carry Forward Initial Effective Date	Aug. 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 68,231.43
Offering Note	Includes 3,000,000 additional shares of Class A common stock that the underwriters have an option to purchase. Previously paid in connection with the filing of the Registrant's previous Registration Statement on Form S-3ASR, File No. 333-273939, filed with the Securities and Exchange Commission ("SEC") on August 11, 2023, and transferred pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), to the Registrant's current Registration Statement on Form S-3ASR, File No. 333-295786, filed with the SEC on May 12, 2026 (the "Current Registration Statement").
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	94,666,665
Maximum Aggregate Offering Price	$ 2,548,426,621.80
Carry Forward Form Type	S-3
Carry Forward File Number	333-273939
Carry Forward Initial Effective Date	Aug. 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 280,836.61
Offering Note	Consists of the remaining 94,666,665 shares of unsold Class A common stock to be sold by the Selling, Securityholders, including 42,745,791 shares of Class A common stock issuable upon redemption of outstanding LLC Interests, after deducting the shares of Class A common stock to which the prospectus supplement relates. Pursuant to Rule 415(a)(6), the Registrant includes on the Current Registration Statement such unsold shares of Class A common stock for which a filing fee in the amount of $280,836.61 (based on the filing fee rates in effect at the time such shares were initially registered) was previously paid in connection with the filing of the Prior Registration Statement. The Prior Registration Statement was deemed terminated as of the filing date of the Current Registration Statement.